RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Mar. 31, 2014
Notes to Financial Statements
RECENT ACCOUNTING PRONOUNCEMENTS

NOTE 4. RECENT ACCOUNTING PRONOUNCEMENTS

The Company has evaluated the recent accounting pronouncements and believes that none of these will have a material effect on the company’s financial statements.